LONG-TERM LOANS	12 Months Ended
Dec. 31, 2014
LONG-TERM LOANS [Abstract]
LONG-TERM LOANS
NOTE 7	-	LONG TERM LOANS

A.	Composed as follows:
	December 31,
	2 0 1 4	2 0 1 3
	$ in thousands

Loans from banks (1)	484	666
Loans from Shareholders (2)	-	172
	484	838

In June 2010, the Company signed new agreements with Bank Le'umi Le'Israel Ltd and Bank Hapoalim Ltd (the "Banks"), for the restructuring of its bank debt. Pursuant to the agreements with the Banks, the Banks forgave approximately $2.4 million of debt from the Company and its subsidiary ScanMaster Systems (IRT) Ltd. ("ScanMaster Ltd."), and have agreed to the repayment by the Company of $1 million over 5 years and a further $600 thousands over 10 years.

In May 2010 the Company signed agreements with its major shareholders to loan US $100 thousands. The loan is repayable upon fulfillment of certain conditions (as further elaborated in the agreement) aimed to ensure the Company achieved financial stability prior to repayment.

Further, the Company's major shareholders agreed to delay payment of the first US $100 thousands of their salary until July 2011, at which time the company shall repay them in three equal monthly installments.

In May 2010 the Company signed loan agreement with Mivtach (former Shareholder) of approximately $850 thousands to which the Company will repay the loan over five years in equal quarterly installments, plus interest at the US Dollar annual LIBOR rate.

B.	The liabilities (net of current maturities) mature in the following years after the balance sheet dates:

	December 31,
	2 0 1 4	2 0 1 3
	$ in thousands

2014	-	351
2015	183	183
2016	183	183
2017 and thereafter	118	121
	484	838